CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Series A Shares	Dec. 31, 2013 Series A Shares CNY	Dec. 31, 2014 Series B Shares	Dec. 31, 2013 Series B Shares CNY	Dec. 31, 2012 Series B Shares CNY	Dec. 31, 2011 Series B Shares CNY	Jul. 28, 2009 Series B Shares	Dec. 31, 2014 Series C Shares	Dec. 31, 2013 Series C Shares CNY	Dec. 31, 2012 Series C Shares CNY	Dec. 31, 2011 Series C Shares CNY	Sep. 02, 2010 Series C Shares	Dec. 31, 2014 Series D Shares	Dec. 31, 2013 Series D Shares CNY	Dec. 31, 2012 Series D Shares CNY	Mar. 28, 2012 Series D Shares	Dec. 31, 2014 Series E Shares	Apr. 16, 2014 Series E Shares	Dec. 31, 2013 Series E Shares CNY	Dec. 02, 2013 Series E Shares	Dec. 31, 2014 Class A Common Shares	Dec. 31, 2013 Class A Common Shares	Dec. 31, 2014 Class B Common Shares	Dec. 31, 2013 Class B Common Shares	Dec. 31, 2013 Class A Shares CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2014 Parent Company Series A Shares	Dec. 31, 2013 Parent Company Series A Shares CNY	Dec. 31, 2014 Parent Company Series B Shares	Dec. 31, 2013 Parent Company Series B Shares CNY	Dec. 31, 2014 Parent Company Series C Shares	Dec. 31, 2013 Parent Company Series C Shares CNY	Dec. 31, 2014 Parent Company Series D Shares	Dec. 31, 2013 Parent Company Series D Shares CNY	Dec. 31, 2014 Parent Company Series E Shares	Dec. 31, 2013 Parent Company Series E Shares CNY	Dec. 31, 2014 Parent Company Class A Common Shares	Dec. 31, 2014 Parent Company Class B Common Shares	Dec. 31, 2014 Parent Company Class A Shares	Dec. 31, 2013 Parent Company Class A Shares CNY
Current assets:
Cash and cash equivalents	$ 149,277,591	926,207,744	$ 101,655,780	630,733,451	133,453,484	58,628,311																										$ 607	3,768	$ 605	3,754	204,090	4,413,066
Amounts due from subsidiaries																																381,711,664	2,368,368,186		1,239,651,452
Prepaid expenses and other current assets	31,525,922	195,605,733		78,853,099																												21,696	134,618		134,131
Total current assets	229,903,220	1,426,457,520		803,741,630																												381,733,967	2,368,506,572		1,239,789,337
Investments in subsidiaries and VIE																																			77,080,924
Total assets	605,299,215	3,755,639,512		2,026,421,867																												381,733,967	2,368,506,572		1,316,870,261
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY/(DEFICIT)
Deficits in subsidiaries and VIE																																340,860	2,114,899
Total liabilities	223,906,108	1,389,247,839		709,551,606																												340,860	2,114,899
Mezzanine equity:
Total mezzanine equity				2,273,521,336				68,146,852		327,058,282	291,988,956	253,435,256			575,422,644	501,093,982	437,985,958			377,488,481	312,418,008				630,205,581						295,199,496				2,273,521,336				68,146,852		327,058,282		575,422,644		377,488,481		630,205,581				295,199,496
Shareholders' deficit:
Common shares, US$0.001 par value, 425,173,466 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 6,096,842 and 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively	117,304	727,825		40,281																												117,304	727,825		40,281
Additional paid-in capital																																583,703,337	3,621,645,725
Accumulated other comprehensive income	184,481	1,144,629		6,582,044																												184,481	1,144,629		6,582,044
Accumulated deficit	(202,612,015)	(1,257,126,506)		(963,273,400)																												(202,612,015)	(1,257,126,506)		(963,273,400)
Total shareholders' deficit	381,393,107	2,366,391,673		(956,651,075)																												381,393,107	2,366,391,673		(956,651,075)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	605,299,215	3,755,639,512		2,026,421,867																												381,733,967	2,368,506,572		1,316,870,261
Convertible redeemable preferred shares, par value								0.001		0.001					0.001					0.001					0.001						0.001								0.001		0.001		0.001		0.001		0.001				0.001
Convertible redeemable preferred shares, shares authorized								5,000,000		12,123,314					18,721,302					10,000,000					18,554,545						10,427,373								5,000,000		12,123,314		18,721,302		10,000,000		18,554,545				10,427,373
Issuance of shares (in shares)								5,000,000		12,123,314			8,030,303		17,348,382			15,679,743		10,000,000		10,000,000		4,545,455	18,554,545	18,554,545					10,427,373								5,000,000		12,123,314				10,000,000		18,554,545				10,427,373
Convertible redeemable preferred shares, shares outstanding								5,000,000		12,123,314	12,123,314	12,123,314			17,348,382	17,348,382	17,348,382			10,000,000	10,000,000				18,554,545						10,427,373								5,000,000		12,123,314		17,348,382		10,000,000		18,554,545				10,427,373
Common shares, par value	$ 0.001		$ 0.001																													$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	425,173,466	425,173,466																							407,328,619		92,671,381			500,000,000	500,000,000	425,173,466	425,173,466													407,328,619	92,671,381
Common shares, shares issued	114,379,243	114,379,243																									31,033,332		83,345,911					6,096,842	6,096,842													31,033,332	83,345,911
Common shares, shares outstanding	114,379,243	114,379,243	6,096,842	6,096,842																								31,033,332		83,345,911		114,379,243	114,379,243	6,096,842	6,096,842